Related Party Transactions - Schedule of Major Related Parties Transaction (Details)	9 Months Ended
Sep. 30, 2024
Shengda Group [Member]
Schedule of Major Related Parties Transaction [Line Items]
Relationships with the group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer